Victory Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Lipper Large-Cap Value Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.05%	13.08%	11.91%
Lipper Multi-Cap Value Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.15%	11.67%	10.04%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.18%	12.68%	9.93%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.37%	10.64%	7.63%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.49%	9.81%	7.47%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.20%	12.73%	10.01%